Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Retail Class
Trading Symbol	BVEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Becker Value Equity Fund generated a total return of 26.55% and underperformed its benchmark, the Russell 1000 Value Index, by 4.43%. Generally, the fund was positioned for a less exuberant market environment than the one that transpired. It’s exposure to companies that have historically benefited from trade down by consumers was also punished as low-income consumers struggled during the fiscal year but higher income consumers continued to prosper and were not forced to trade down.
For the 12-month period, sector allocation and stock selection both detracted from performance by a similar proportion. Stock selection in Consumer Staples and Information Technology and sector allocation in Financials were the primary relative detractors for the period. Partially offsetting these relative headwinds were stock selection in Energy and Industrials.
The top 5 relative contributors for the year were Embraer S.A., Blackrock Inc., Goldman Sachs, Koninklijke Phillips N.V. (“Phillips”), and QUALCOMM Inc. The top 5 relative detractors for the year were Dollar Tree, Inc., Methanex Corporation, Grocery Outlet, Molina Healthcare and Cisco Systems.
During the year, we initiated positions in Adobe Systems, Baxter International, Intel, Nike, and PayPal. Conversely, we exited Medtronic, Starbucks, and Warner Bros. Discovery throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	26.55	10.64	8.04
Russell 3000 Total Return	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information. Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 96,319,299
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 276,345
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,319,299
Number of Holdings	48
Net Advisory Fee	$276,345
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Blackrock, Inc.	3.7%
Berkshire Hathaway, Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.1%
First American Treasury Obligations Fund	3.1%
Goldman Sachs Group, Inc.	3.0%
Home Depot, Inc.	2.9%
RTX Corp.	2.9%
Carrier Global Corp.	2.9%
FirstEnergy Corp.	2.9%

Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Institutional Class
Trading Symbol	BVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Becker Value Equity Fund generated a total return of 26.63% and underperformed its benchmark, the Russell 1000 Value Index, by 4.35%. Generally, the fund was positioned for a less exuberant market environment than the one that transpired. It’s exposure to companies that have historically benefited from trade down by consumers was also punished as low-income consumers struggled during the fiscal year but higher income consumers continued to prosper and were not forced to trade down.
For the 12-month period, sector allocation and stock selection both detracted from performance by a similar proportion. Stock selection in Consumer Staples and Information Technology and sector allocation in Financials were the primary relative detractors for the period. Partially offsetting these relative headwinds were stock selection in Energy and Industrials.
The top 5 relative contributors for the year were Embraer S.A., Blackrock Inc., Goldman Sachs, Koninklijke Phillips N.V. (“Phillips”), and QUALCOMM Inc. The top 5 relative detractors for the year were Dollar Tree, Inc., Methanex Corporation, Grocery Outlet, Molina Healthcare and Cisco Systems.
During the year, we initiated positions in Adobe Systems, Baxter International, Intel, Nike, and PayPal. Conversely, we exited Medtronic, Starbucks, and Warner Bros. Discovery throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	26.63	10.75	8.16
Russell 3000 Total Return	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information. Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 96,319,299
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 276,345
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,319,299
Number of Holdings	48
Net Advisory Fee	$276,345
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Blackrock, Inc.	3.7%
Berkshire Hathaway, Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.1%
First American Treasury Obligations Fund	3.1%
Goldman Sachs Group, Inc.	3.0%
Home Depot, Inc.	2.9%
RTX Corp.	2.9%
Carrier Global Corp.	2.9%
FirstEnergy Corp.	2.9%

Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/